Business combinations (Tables)	12 Months Ended
Dec. 31, 2021
Business combinations
Schedule of fair value of the assets and liabilities

The fair value of the assets and liabilities recognized as a result of the acquisition are as follows:

Assets
Intangible assets, excluding goodwill	$149,831
Property plant and equipment	2,597
Right-of-use assets	2,740
Financial assets	64
Inventories	9,104
Accounts receivables	4,075
Other receivables	9,794
Prepaid expenses and contract assets	466
Cash at bank and in hand	10,187
$188,858
Liabilities
Lease liabilities	$2,682
Deferred tax liabilities	32,461
Accounts payable	1,835
Current tax liabilities	1,321
Other current liabilities	8,945
Accrued expenses and contract liabilities	3,355
$50,599
Total identifiable net assets at fair value	$138,259
Goodwill arising upon acquisition (Note 12)	161,123
Purchase Consideration Transferred	$299,382

Schedule of purchase consideration cash outflow

Cash consideration	$299,382
Less: Balances acquired
Cash	10,187
Net outflow of cash - investing activities	$289,195